Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Crude oil and natural gas sales, net of royalties	$ 737,205	$ 1,254,806	$ 1,292,736
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember
Commodity derivative instruments gain/(loss)	$ 108,819	$ (66,071)	$ 88,232
Total	846,024	1,188,735	1,380,968
Expenses
Production taxes	49,900	83,109	87,286
General and administrative	57,583	72,853	75,783
Depletion, depreciation and accretion	293,156	356,830	304,274
Asset impairment	994,776
Goodwill impairment	202,767	451,121	0
Interest	28,362	33,919	36,799
Foreign exchange (gain)/loss	1,338	(25,378)	39,521
Other expense /(income)	6,303	(7,529)	(5,909)
Total	2,030,146	1,400,594	899,478
Income/(Loss) Before Taxes	(1,184,122)	(211,859)	481,490
Current income tax expense/(recovery)	(14,525)	(33,414)	(27,093)
Deferred income tax expense/(recovery)	(246,230)	81,275	130,304
Net Income/(Loss)	(923,367)	(259,720)	378,279
Other Comprehensive Income/(Loss)
Unrealized gain/(loss) on foreign currency translation	9,583	(80,602)	125,817
Foreign exchange gain/(loss) on net investment hedge with U.S. denominated debt, net of tax	2,202
Other Comprehensive Income/(Loss)	11,785	(80,602)	125,817
Total Comprehensive Income/(Loss)	$ (911,582)	$ (340,322)	$ 504,096
Net Income/(Loss) per Share
Basic (in CAD per share)	$ (4.15)	$ (1.12)	$ 1.55
Diluted (in CAD per share)	$ (4.15)	$ (1.12)	$ 1.53
Operating
Expenses
Costs of goods sold	$ 263,575	$ 290,766	$ 238,261
Transportation
Expenses
Costs of goods sold	$ 132,386	$ 144,903	$ 123,463